CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Cash flow from operating activities:
Net earnings	$ 26,201	$ 33,325	$ 22,186
Less earnings from discontinued operations	(49)	743	473
Earnings from continuing operations	26,250	32,582	21,713
Adjustments for non-cash items:
Depreciation	20,058	20,590	21,261
Amortization	2,855	1,448	1,381
Provision for doubtful accounts	314	503	779
Deferred income taxes	12,441	16,104	11,066
Non-cash stock-based compensation	2,089	2,028	1,618
Net (gain) loss from disposal of assets	(402)	493	(589)
Impairment of broadcast licenses	0	1,616	735
Impairment of long-lived assets	238	493	0
Net changes in operating assets and liabilities, excluding effect of sales and acquisitions:
Receivables	(2,823)	(2,090)	(2,012)
Inventories	753	(1,178)	(731)
Accounts payable	(4,589)	5,936	(2,279)
Accrued employee benefits	(2,105)	(1,818)	1,179
Other assets and liabilities	(1,663)	(1,451)	(10,361)
NET CASH PROVIDED BY OPERATING ACTIVITIES	53,416	75,256	43,760
Cash flow from investing activities:
Capital expenditures for property and equipment	(12,440)	(12,305)	(10,590)
Proceeds from sales of assets	720	1,244	204
Proceeds from sale of businesses	0	2,892	1,574
Insurance recoveries	645	0	0
Acquisition of businesses	(5,955)	(231,728)	0
NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES	(17,030)	(239,897)	(8,812)
Cash flow from financing activities:
Payments of financing costs	0	(4,583)	0
Proceeds from long-term notes payable to banks	194,805	349,955	94,409
Payments on notes payable to banks	(229,950)	(161,165)	(127,674)
Payments on unsecured subordinated notes payable	(2,656)	(9,664)	0
Principal payments under capital lease obligations	(74)	(258)	(343)
Proceeds from issuance of common stock, net	259	245	295
Income tax benefits from vesting of restricted stock	112	330	464
Redemption of common stock, net	0	(3,910)	(4,010)
Purchase of noncontrolling interest	0	(2,038)	0
Payment of cash equivalent of accrued dividends	0	(6,246)	0
NET CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES	(37,504)	162,666	(36,859)
Cash flow from discontinued operations:
Net operating activities	726	2,418	1,514
Net investing activities	(125)	(431)	759
NET CASH PROVIDED BY DISCONTINUED OPERATIONS	601	1,987	2,273
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(517)	12	362
Cash and cash equivalents:
Beginning of year	2,429	2,417	2,055
End of year	1,912	2,429	2,417
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for income taxes	6,087	4,317	7,710
Cash paid for interest	$ 5,552	$ 1,521	$ 1,709